Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 29, 2024	Dec. 31, 2023
Deferred income tax assets
Net operating loss	$ 34,749	$ 17,957
Debt derivatives	24,591
Bad debt reserve	431	2,799
Stock based compensation	452	3,060
Lease liability	1,512	10
Other reserves	3,381	3,764
Interest expense carryover	7,005	5,503
Intangibles	1,279	32
Capitalized research and development	824	808
Other	3,336	5,827
Total	77,560	39,760
Valuation allowance	(55,714)	(38,407)
Net deferred tax assets	21,846	1,353
Deferred income tax liabilities
Convertible loan discount	(19,175)	(759)
Other	(2,671)	(594)
Total deferred tax liabilities	(21,846)	(1,353)
Net deferred tax assets